Inventories	12 Months Ended
Mar. 31, 2012
Inventories [Abstract]
Inventories	9. Inventories

	March 31, 2012	March 31, 2011
Spare tires	$6,620	$3,794
Job materials	2,188	2,118
Manufacturing raw materials	1,669	926
Finished goods	1,378	897
	$11,855	$7,735